Client Name:	Chimera
Client Project Name:	CIM 2019-R5 Full File
Start - End Dates:	04/2018 - 10/2018
Deal Loan Count:	4
Report Run Date:	11/XX/2019

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status
XXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	06/XX/2018	06/XX/2018	No	No	10285.36	7/XX/2018	6.9628	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	ClientComplete
XXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	08/XX/2018	08/XX/2018	No	No	9854	8/XX/2018	6.7002	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	ClientComplete
XXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	08/XX/2018	08/XX/2018	No	No	1761.85	8/XX/2018	6.6054	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	ClientComplete
XXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	08/XX/2018	Not Applicable	No	No	12465	8/XX/2018	6.4169	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	ClientComplete

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